FINANCIAL INSTRUMENTS - Cash and Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	$ 5,188	$ 3,314	$ 1,571
Carrying value
Disclosure of detailed information about financial instruments [line items]
Cash deposits	3,713	2,571
Term deposits	1,469	728
Money market investments	6	15
Cash and equivalents		3,314
Carrying value | Cash held in subsidiaries with restrictions
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	$ 0	$ 0